Inventories, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
VASO CORPORATION [Member]
Inventories, Net (Tables) [Line Items]
Schedule of Inventories, Net of reserves	Inventories, net of reserves, consist of the following:
	(in thousands)
	September 30, 2023	December 31, 2022
Raw materials	$731	$751
Work in process	35	6
Finished goods	630	716
	$1,396	$1,473
Inventories, net of reserves, consisted of the following:
	(in thousands)
	December 31, 2022	December 31, 2021
Raw materials	$751	$744
Work in process	6	4
Finished goods	716	399
	$1,473	$1,147